Imperial Fund Mortgage Trust 2023-NQM1 ABS-15G

Exhibit 99.10

Maxwell Diligence Solutions LLC

AD Mortgage 2023-NQM1

1/20/2023

Field Label	Loans With Discrepancy	Total Times Compared	% Variance
AllBorrowerTotalIncome	1	195	0.51%
AmortizationType	0	195	0.00%
ApplicationDate	2	195	1.03%
ARInitialInterestRate	0	195	0.00%
B1Citizen	1	195	0.51%
B1FirstName	0	195	0.00%
B1LastName	0	195	0.00%
B2FirstName	0	195	0.00%
B2LastName	0	195	0.00%
FirstPaymentDate	8	195	4.10%
Guarantor1FTHB	0	195	0.00%
InitialMonthlyPIOrIOPayment	6	195	3.08%
InterestRate	0	195	0.00%
LenderName	0	195	0.00%
LoanAmount	0	195	0.00%
LoanProgram	0	195	0.00%
LoanPurpose	0	195	0.00%
MINNo	0	195	0.00%
MortgageOriginationChannel	0	195	0.00%
NoteDate	11	195	5.64%
NumberofUnits	3	195	1.54%
Occupancy	0	195	0.00%
OriginatorDTI	0	195	0.00%
OriginatorQMStatus	95	195	48.72%
PrimaryAppraisedPropertyValue	0	195	0.00%
PropertyAddress	0	195	0.00%
PropertyCity	2	195	1.03%
PropertyCounty	0	195	0.00%
PropertyState	0	195	0.00%
PropertyType	0	195	0.00%
PropertyZipCode	0	195	0.00%
QMQualifyingTotalHousingExpensePITIA	17	195	8.72%
QualifyingFICO	0	195	0.00%
SalesPrice	1	195	0.51%
UnderwritingGuidelineProductName	0	195	0.00%
Total	147	6825	2.15%